CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net (loss) income	$ (626,653)	$ 41,588
Mine restoration provisions settled (Note 13)	(2,088)	(2,297)
Non-cash charges, net (Note 22)	1,289,104	802,577
Proceeds from prepaid sales (Note 19)	500,023	0
Changes in non-cash working capital (Note 22)	(155,179)	(6,538)
Changes in long-term inventory	(55,413)	(26,153)
Changes in long-term value added tax receivables	(72,190)	(94,724)
Cash provided by operating activities	877,604	714,453
Financing activities
Revolving credit facility transaction costs (Note 12)	(4,247)	(3,296)
Interest and commitment fees paid	(11,648)	(4,582)
Common shares issued for cash in flow-through financing (Note 14)	10,073	0
Cash proceeds from stock option exercises (Note 14)	3,122	12,854
Dividends paid (Note 14)	(184,632)	(186,724)
Principal payments on lease arrangements (Note 12)	(6,531)	(6,189)
Distributions to non-controlling interest (Note 15)	(122,869)	(34,316)
Extinguishment of gold stream and construction financing obligations (Note 9)	0	(111,819)
Other	923	4,863
Cash used by financing activities	(69,072)	(192,510)
Investing activities
Cash proceeds on sale of investment in associate (Note 10)	100,302	0
Cash proceeds on sale of long-term investment (Note 8)	92,564	0
Purchase of long-term investment (Note 8)	(16,576)	(33,282)
Purchase of shares in associate (Note 10)	(9,089)	0
Cash proceeds from sale of mining interest (Note 9)	7,500	0
Purchase of short-term investments (Note 6)	(16,361)	0
Redemption of short-term investments (Note 6)	5,386	0
Funding of reclamation accounts	(5,797)	(6,541)
Cash paid for purchase of non-controlling interest (Note 9)	0	(6,704)
Cash paid for acquisition of Gramalote Property interest (Note 9)	0	(20,393)
Other	(2,840)	1,015
Cash used by investing activities	(763,301)	(845,339)
Increase (decrease) in cash and cash equivalents	45,231	(323,396)
Effect of exchange rate changes on cash and cash equivalents	(15,155)	(21,655)
Cash and cash equivalents, beginning of year	306,895	651,946
Cash and cash equivalents, end of year	336,971	306,895
Sabina Gold & Silver Corp.
Investing activities
Cash acquired on acquisition of Sabina Gold & Silver Corp. (Note 9)	0	38,083
Transaction costs paid on acquisition of Sabina Gold & Silver Corp. (Note 9)	0	(6,672)
Revolving Credit Facility
Financing activities
Loan facilities draw downs	450,000	150,000
Loan facilities repayments	(200,000)	0
Equipment loans
Financing activities
Loan facilities draw downs	7,779	0
Loan facilities repayments	(11,042)	(13,301)
Fekola Mine | Mineral Properties
Investing activities
Expenditures on mining interests:	(257,776)	(298,942)
Masbate Mine | Mineral Properties
Investing activities
Expenditures on mining interests:	(29,763)	(30,142)
Otjikoto Mine | Mineral Properties
Investing activities
Expenditures on mining interests:	(28,842)	(61,063)
Goose Project | Mineral Properties
Investing activities
Expenditures on mining interests:	(515,391)	(282,338)
Fekola Regional Properties
Investing activities
Expenditures on mining interests, projects	(16,861)	(55,975)
Gramalote Project
Investing activities
Expenditures on mining interests, projects	(17,128)	(6,380)
Other Exploration
Investing activities
Expenditures on mining interests, projects	$ (52,629)	$ (76,005)